Short-Term and Long-Term Bank Loans (Short-Term Loans Outstanding) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Property plant and equipment, Land use right				¥ 105,000
Bills receivable
Guarantee company	$ 1,026	¥ 6,650	¥ 10,000	¥ 10,000
Restricted cash
Loans outstanding	$ 1,026	¥ 6,650	¥ 10,000	¥ 115,000